Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury shares [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2020	€ 838,711	€ 7,217	€ 1,728,747	€ 0	€ (76)	€ 133,101	€ (1,030,278)
Statement [LineItems]
Net profit / (loss) for the period	(197,166)						(197,166)
Other comprehensive income / (loss), net of tax	1,765				1,765
Total comprehensive income / (loss)	(195,401)			0	1,765		(197,166)
Share-based payment (Note 7)	39,396					39,396
Capital increase	4,781	20	4,761
Equity at Jun. 30, 2021	687,487	7,237	1,733,508	0	1,689	172,497	(1,227,444)
Equity at Dec. 31, 2021	883,635	7,646	2,107,739	(21,605)	3,779	199,931	(1,413,855)
Statement [LineItems]
Net profit / (loss) for the period	(206,818)						(206,818)
Other comprehensive income / (loss), net of tax	(332)				(332)
Total comprehensive income / (loss)	(207,150)				(332)		(206,818)
Share-based payment (Note 7)	36,770					36,770
Acquisition of treasury shares (Note 9)	(106,099)			(106,099)
Capital increase	686	3	683
Equity at Jun. 30, 2022	€ 607,842	€ 7,649	€ 2,108,422	€ (127,704)	€ 3,447	€ 236,701	€ (1,620,673)